Activity of Stock Option (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, shares	1,759,367	1,435,869	1,488,545
Reserved, shares
Stock options Vested and Expected to Vest, Aggregate Intrinsic Value		$ 41,579
Repurchases, shares		(50,272)
Stock options Exercisable, Aggregate Intrinsic Value		$ 36,680
Stock options Vested and Expected to Vest, Weighted-Average Remaining Contractual Life		4 years 4 months 24 days
Granted, shares	2,562	428,883
Stock options Exercisable, Weighted-Average Remaining Contractual Life		3 years 4 months 24 days
Canceled, shares	(15,606)	(33,777)	(48,959)
Reserved, Weighted-Average Exercise Price,
Exercised, shares	(610,791)	(21,336)	(3,717)
Repurchased, Weighted-Average Exercise Price		$ 4.98
Ending balance, shares	1,135,532	1,759,367	1,435,869
Beginning balance, weighted average exercise price	$ 9.56	$ 6.66	$ 6.69
Vested and expected to vest end of period		1,583,019
Exercisable end of period		1,302,603
Grant, weighted average exercise price	$ 36.30	$ 18.36
Canceled, weighted average exercise price	$ 16.62	$ 7.95	$ 7.41
Exercised, weighted average exercise price	$ 6.38	$ 5.09	$ 7.00
Ending balance, weighted average exercise price	$ 11.24	$ 9.56	$ 6.66
Stock options Vested and Expected to Vest, Weighted-Average Exercise Price		$ 8.57
Stock options Exercisable, Weighted-Average Exercise Price		$ 6.68